UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21052

BlackRock California Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock California Municipal Bond Trust (BZA)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.9%
		California—145.7%
$ 5,000		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,531,937
2,000		California, Pub. Impvts. GO, 5.00%, 12/01/25	12/16 @ 100	2,090,767
1,175		City of Chula Vista Indl. Dev. RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	1,213,786
4,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,136,747
2,055		Eureka Union Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/37, MBIA	No Opt. Call	495,694
3,845		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, 5.75%, 1/15/40	01/10 @ 101	4,001,248
		Golden St. Tobacco Sec. Corp.,
2,000	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	N/A	2,287,907
2,500	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	N/A	2,714,937
1,300	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	N/A	1,420,380
550		Misc. RB, Ser. A, 5.75%, 6/01/47	06/17 @ 100	581,920
3,270		Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Valleycare Med. Ctr. Proj.,
		Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,413,115
		Infrastructure & Econ. Dev. Bank,
3,750		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%, 10/01/34	10/11 @ 101	3,892,600
3,500		Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,635,122
3,000	[2]	Rec. Facs. Impvts. Lease RB, Asian Museum Fndtn. of San Francisco Proj., 5.25%, 6/01/07,
		MBIA	N/A	3,029,987
1,745	[2]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	N/A	1,946,936
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
655		5.90%, 6/01/27	06/13 @ 100	684,534
1,180		6.00%, 6/01/35	06/13 @ 100	1,242,386
		Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
705		Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	236,177
795		Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	251,343
830		Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	247,875
865		Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	243,961
905		Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	241,269
945		Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	238,099
		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc.
		Proj.,
1,000		Ser. B, 7.50%, 12/01/24, AMT	12/12 @ 102	1,131,217
680		Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	769,224
2,700		Met. Wtr. Dist. of Southern California, Wtr. Utils. Impvts. RB, Ser A, 5.00%, 7/01/37	07/17 @ 100	2,844,167
		Multi-Fam. Hsg. Pass-Through Certs., Local Hsg. RB,
2,165		San Lucas Apts. LP Proj., Ser. 5, 5.95%, 11/01/34, AMT	12/11 @ 100	2,206,512
2,350		Westgate Courtyard Apts. LP Proj., Ser. 3, 5.80%, 11/01/34, AMT	12/11 @ 100	2,387,094
2,400	[2]	Orange Cnty. Cmnty. Facs. Dist., Pub. Impvts. ST, Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	N/A	2,584,307
3,000		Palm Springs, Local Hsg. RB, Millennium Hsg. Corp. Proj., 5.75%, 5/15/37	05/12 @ 102	3,174,017
		Poll. Ctrl. Fing. Auth.,
1,000		Indl. RB, Sld. Wst. Mgt., Inc. Proj., Ser. B, 5.00%, 7/01/27, AMT	07/15 @ 101	1,004,667
530		Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	551,076
2,500		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Mission
		Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	2,633,462
15,000		Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax COP, Zero Coupon, 4/01/29,
		FSA	No Opt. Call	5,237,687

1

BlackRock California Municipal Bond Trust (BZA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		California— (cont'd)
$ 2,500	[2]	Santa Clara Valley Wtr. Dist., Wtr. Util. Impvts. RB, Ser. A, 5.125%, 6/01/10, FGIC	N/A	$2,594,512
		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
1,500		Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,541,672
5,000		Kaiser Hosp. Asset Mgmt. Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,220,687
3,250		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,458,052
1,500		Torrance, Hlth., Hosp. & Nursing Home RB, Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%,
		6/01/31	06/11 @ 101	1,571,267
				78,688,347
		Multi-State—7.2%
3,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,929,545
		Total Long-Term Investments (cost $76,684,311)		82,617,892
Shares
(000)
		MONEY MARKET FUND—0.5%
422	[4,5]	CMA California Mun. Money Fund, 3.25% (cost $422,612)		422,612
		Total Investments —153.9% (cost $77,106,9236)		$83,041,505
		Other assets in excess of liabilities —1.7%		905,113
		Preferred shares at redemption value, including dividends payable —(55.5)%		(29,978,150)
		Net Assets Applicable to Common Shareholders —100%		$53,968,468

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

3

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 7.2% of its net assets, with a current market value of $3,929,545, in securities restricted as to resale.

4	Represents an investment in an affiliate.

5	Represents current yield as of May 31, 2007.

6

Cost for federal income tax purposes is $77,098,999. The net unrealized appreciation on a tax basis is $5,942,506, consisting of $6,070,610 gross unrealized appreciation and $128,104 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007